Property and Equipment - Summary of Changes in the Value of Property and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 4,024
Ending balance	3,338	$ 4,024
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	8,406	6,023
Additions	1,483	2,672
Disposals	(26)	(18)
Lease modification	(22)	(188)
Foreign exchange	(411)	(83)
Ending balance	8,985	8,406
Acquisition of BioStrand	24
Subsidy reimbursement	(106)
Asset impairment	(363)
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(4,382)	(2,945)
Depreciation	1,756	1,644
Disposals	26	18
Lease modification		(42)
Foreign exchange	(269)	(147)
Ending balance	(5,647)	(4,382)
Asset impairment	(196)
Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,024
Ending balance	3,338	4,024
Computer Hardware | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	96	54
Additions	39	42
Disposals	(21)
Foreign exchange	(2)
Ending balance	136	96
Acquisition of BioStrand	24
Computer Hardware | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(61)	(37)
Depreciation	31	24
Disposals	21
Foreign exchange	(1)
Ending balance	(70)	(61)
Computer Hardware | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	35
Ending balance	66	35
Furniture and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	36	36
Additions	3
Disposals	(5)
Foreign exchange	1
Ending balance	35	36
Furniture and Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(28)	(18)
Depreciation	6	10
Disposals	5
Ending balance	(29)	(28)
Furniture and Equipment | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	8
Ending balance	6	8
Computer Software | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	49	50
Foreign exchange	(2)	(1)
Ending balance	47	49
Computer Software | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(42)	(35)
Depreciation	7	8
Foreign exchange	(2)	(1)
Ending balance	(47)	(42)
Computer Software | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	7
Ending balance		7
Building | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,730	2,384
Additions	311	582
Lease modification	(22)	(188)
Foreign exchange	(139)	(48)
Ending balance	2,517	2,730
Asset impairment	(363)
Building | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,334)	(700)
Depreciation	698	711
Lease modification		(42)
Foreign exchange	(100)	(35)
Ending balance	(1,736)	(1,334)
Asset impairment	(196)
Building | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,396
Ending balance	781	1,396
Automobile | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	94	50
Additions	1	45
Foreign exchange	(8)	(1)
Ending balance	87	94
Automobile | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(27)	(7)
Depreciation	23	21
Foreign exchange	(4)	(1)
Ending balance	(46)	(27)
Automobile | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	67
Ending balance	41	67
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	353	351
Additions		2
Ending balance	353	353
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(296)	(226)
Depreciation	51	70
Foreign exchange	1
Ending balance	(348)	(296)
Leasehold Improvements | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	57
Ending balance	5	57
Lab Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	5,048	3,098
Additions	991	2,001
Disposals		(18)
Foreign exchange	(261)	(33)
Ending balance	5,672	5,048
Subsidy reimbursement	(106)
Lab Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(2,594)	(1,922)
Depreciation	940	800
Disposals		18
Foreign exchange	(163)	(110)
Ending balance	(3,371)	(2,594)
Lab Equipment | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,454
Ending balance	2,301	$ 2,454
Work In Progress Leasehold Imrpvements [Member] | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Additions	138
Ending balance	138
Work In Progress Leasehold Imrpvements [Member] | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Ending balance	$ 138